Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 80,705,006.01
Total Fee Amount	11,145.36
Total Offset Amount	0.00
Net Fee	$ 11,145.36
Offering Table N/A
Offset Table N/A	N/A